Provisions - Changes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Provisions
Beginning balance	$ 9,555	$ 10,582
Liabilities incurred	206	412
Change in discount rate	(2,456)	(1,260)
Changes in estimates	3,661	(101)
Liabilities settled	(771)	(321)
Accretion	316	304
Asset disposals	62
Reclassified to assets held for sale (note 33)	(226)
Foreign exchange	17	(61)
Ending balance	10,364	9,555
Increase in estimated discounted cash flows	3,600
Restructuring provision	11	88
Pipeline project provision	187
Pipeline project provision after tax	142
Decommissioning and restoration provision
Provisions
Beginning balance	8,792	10,044
Liabilities incurred	114	104
Change in discount rate	(2,456)	(1,260)
Changes in estimates	3,596	(76)
Liabilities settled	(314)	(263)
Accretion	316	304
Asset disposals	62
Reclassified to assets held for sale (note 33)	(226)
Foreign exchange	17	(61)
Ending balance	9,901	8,792
Total undiscounted amount of estimated future cash flows required	$ 22,400	$ 13,800
Weighted average credit adjusted risk free interest rate	5.50	3.70
Decommissioning and restoration provision settlement term	50 years	50 years
Royalties
Provisions
Beginning balance	$ 222	$ 71
Liabilities incurred	89	137
Changes in estimates	(4)	(12)
Liabilities settled	(125)	26
Ending balance	182	222
Other
Provisions
Beginning balance	541	467
Liabilities incurred	3	171
Changes in estimates	69	(13)
Liabilities settled	(332)	(84)
Ending balance	$ 281	$ 541